Fees and Expenses	Aug. 26, 2026
Tema MLCC & PowerSemi ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$77	$240

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Tema Semiconductor Supply Chain ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$77	$240

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Tema Semiconductor Packaging ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$77	$240

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Tema AI Token Economy ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$77	$240

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Tema Neocloud ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$77	$240

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.